Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2025	Feb. 23, 2026	Jun. 30, 2025
Document and Entity Information
Document Type	10-K
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Document Transition Report	false
Securities Act File Number	0-09439
Entity Registrant Name	INTERNATIONAL BANCSHARES CORPORATION
Entity Incorporation, State or Country Code	TX
Entity Tax Identification Number	74-2157138
Entity Address, Address Line One	1200 San Bernardo Avenue
Entity Address, City or Town	Laredo
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78042 - 1359
City Area Code	956
Local Phone Number	722-7611
Title of 12(b) Security	Common Stock, $1.00 par value
Trading Symbol	IBOC
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Entity Shell Company	false
Auditor Name	RSM US LLP
Auditor Firm ID	49
Auditor Location	Austin, Texas
Entity Public Float			$ 4,136,750,000
Entity Common Stock, Shares Outstanding		62,177,719
Entity Central Index Key	0000315709
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Documents Incorporated by Reference [Text Block]

Portions of the following documents are incorporated by reference into the designated parts of this Form 10-K: (a) Annual Report to Shareholders for the fiscal year ended December 31, 2025 (in Parts I and II) and (b) Proxy Statement relating to the Company’s 2026 Annual Meeting of Shareholders (in Part III).